UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.8%
	Automobiles & Components - 1.9%
294,497	Pirelli & C. S.p.A.*	$2,262,430
74,927	Tesla, Inc.*	25,557,600

		27,820,030

	Banks - 2.0%
226,514	Citigroup, Inc.	16,476,628
102,476	PNC Financial Services Group, Inc.	13,810,691

		30,287,319

	Capital Goods - 3.4%
159,435	Deere & Co.	20,023,441
110,178	IDEX Corp.	13,383,322
91,881	Rockwell Automation, Inc.	16,374,113

		49,780,876

	Commercial & Professional Services - 0.1%
18,785	Klarna Holding AB*(1)(2)(3)(4)	2,220,740

	Consumer Services - 5.7%
280,750	Hilton Worldwide Holdings, Inc.	19,498,088
908,203	Melco Resorts & Entertainment Ltd. ADR	21,905,856
416,916	Starbucks Corp.	22,392,558
135,061	Wynn Resorts Ltd.	20,113,284

		83,909,786

	Diversified Financials - 4.7%
220,965	American Express Co.	19,988,494
685,525	Deutsche Bank AG	11,845,872
292,313	Double Eagle Acquisition Corp. Class A*	2,952,361
621,393	Double Eagle Acquisition Corp.*	6,838,430
510,427	Ocelot Partners Ltd.*(3)	5,007,289
455,803	TD Ameritrade Holding Corp.	22,243,186

		68,875,632

	Energy - 1.4%
288,010	Newfield Exploration Co.*	8,545,257
81,428	Pioneer Natural Resources Co.	12,013,887

		20,559,144

	Food, Beverage & Tobacco - 1.8%
325,969	Blue Buffalo Pet Products, Inc.*	9,241,221
309,272	Monster Beverage Corp.*	17,087,278

		26,328,499

	Health Care Equipment & Services - 8.6%
288,716	Abbott Laboratories	15,405,886
67,246	Align Technology, Inc.*	12,525,912
257,308	Baxter International, Inc.	16,146,077
266,188	DexCom, Inc.*	13,023,248
151,129	Edwards Lifesciences Corp.*	16,519,911
614,634	Hologic, Inc.*	22,550,921
20,335	Intuitive Surgical, Inc.*	21,267,970
178,078	Veeva Systems, Inc. Class A*	10,045,380

		127,485,305

	Materials - 3.0%
235,890	International Paper Co.	13,403,270
130,579	Packaging Corp. of America	14,974,799
1,483,312	Platform Specialty Products Corp.*	16,538,929

		44,916,998

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
573,155	AstraZeneca plc ADR	19,418,491
472,247	Bristol-Myers Squibb Co.	30,101,024
135,014	Celgene Corp.*	19,687,741
206,300	Exact Sciences Corp.*	9,720,856

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

188,207	Ionis Pharmaceuticals, Inc.*	$9,542,095
50,909	TESARO, Inc.*	6,572,352
53,648	Vertex Pharmaceuticals, Inc.*	8,156,642

		103,199,201

	Real Estate - 0.1%
29,318	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)(4)	1,518,966

	Retailing - 6.1%
43,732	Honest Co.*(1)(2)(3)(4)	773,182
41,578	JAND, Inc. Class A*(1)(2)(3)(4)	321,814
121,345	Netflix, Inc.*	22,005,916
15,156	Priceline Group, Inc.*	27,747,908
38,805	Tory Burch LLC*(1)(2)(3)(4)	1,717,899
97,376	Ulta Salon Cosmetics & Fragrance, Inc.*	22,012,818
228,904	Wayfair, Inc. Class A*	15,428,129

		90,007,666

	Semiconductors & Semiconductor Equipment - 7.5%
1,169,588	Advanced Micro Devices, Inc.*	14,912,247
225,609	Cavium, Inc.*	14,876,657
252,884	Microchip Technology, Inc.	22,703,926
635,359	Micron Technology, Inc.*	24,988,670
190,929	NVIDIA Corp.	34,132,377

		111,613,877

	Software & Services - 34.3%
151,700	Adobe Systems, Inc.*	22,630,606
115,846	Alibaba Group Holding Ltd. ADR*	20,007,763
98,292	Alphabet, Inc. Class C*	94,272,840
361,132	Atlassian Corp. plc Class A*	12,693,790
147,562	Autodesk, Inc.*	16,565,310
1,070,278	Birst, Inc. Escrow*(1)(2)(3)(4)	101,677
288,431	Cadence Design Systems, Inc.*	11,384,372
121,075	CoStar Group, Inc.*	32,478,369
447,977	Facebook, Inc. Class A*	76,545,830
216,411	Global Payments, Inc.	20,565,537
410,293	GoDaddy, Inc. Class A*	17,851,848
168,190	Guidewire Software, Inc.*	13,095,273
454,899	PayPal Holdings, Inc.*	29,127,183
188,284	Salesforce.com, Inc.*	17,589,491
268,674	ServiceNow, Inc.*	31,577,255
294,693	SS&C Technologies Holdings, Inc.	11,831,924
265,245	Trade Desk, Inc. Class A*	16,315,220
210,735	Veracode, Inc.*(1)(2)(3)(4)	847,155
389,848	Workday, Inc. Class A*	41,086,081
541,024	Zillow Group, Inc. Class C*	21,754,575

		508,322,099

	Technology Hardware & Equipment - 4.0%
141,946	Arista Networks, Inc.*	26,914,381
116,787	Harris Corp.	15,378,512
159,953	Zebra Technologies Corp. Class A*	17,367,697

		59,660,590

	Transportation - 2.2%
376,249	CSX Corp.	20,415,271
293,844	Knight-Swift Transportation Holdings, Inc.*	12,209,218

		32,624,489

	Total Common Stocks (cost $1,169,249,199)	$1,389,131,217

Preferred Stocks - 6.0%
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp., Escrow *(1)(2)(3)(4)	$481,272

	Consumer Services - 0.2%
1,556,596	DraftKings, Inc. *(1)(2)(3)(4)	2,412,724

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Real Estate - 1.4%
293,189	Redfin Corp. Series G PIPE 12/2014, *(1)(2)(3)(4)	$6,877,965
145,709	WeWork Companies, Inc. Class D-1 12/2014, *(1)(2)(3)(4)	7,549,183
114,486	WeWork Companies, Inc. Class D-2 12/2014, *(1)(2)(3)(4)	5,931,520

		20,358,668

	Retailing - 0.6%
1,605,750	Coupang LLC 11/2014, *(1)(2)(3)(4)	7,659,428
92,843	JAND, Inc. Series D 04/2015, *(1)(2)(3)(4)	864,368

		8,523,796

	Software & Services - 3.8%
1,871,878	Essence Group Holdings Corp. 05/2014, *(1)(2)(3)(4)	3,818,631
236,310	ForeScout Technologies, Inc. 11/2015, *(1)(2)(3)(4)	2,937,333
50,806	General Assembly Space, Inc. 07/2015, *(1)(2)(3)(4)	2,490,556
287,204	Lookout, Inc. Series F 07/2014, *(1)(2)(3)(4)	2,311,992
366,944	MarkLogic Corp. Series F 04/2015, *(1)(2)(3)(4)	3,629,076
488,790	Pinterest, Inc. Series G 03/2015, *(1)(2)(3)(4)	3,509,069
759,876	Uber Technologies, Inc. 06/2014, *(1)(2)(3)(4)	31,504,459
1,160,072	Zuora, Inc. Series F 01/2015, *(1)(2)(3)(4)	6,159,982

		56,361,098

	Total Preferred Stocks (cost $51,080,568)	$88,137,558

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C 08/2014, *(1)(2)(3)(4)	$3,116,302

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,116,302

Warrants - 0.0%
	Diversified Financials - 0.0%
510,427	Ocelot Partners Ltd. Expires 4/1/20*	$255,213

	Total Warrants (cost $5,104)	$255,213

	Total Long-Term Investments (cost $1,223,095,798)	$1,480,640,290

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
10,115,326	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$10,115,326

	Total Short-Term Investments (cost $10,115,326)	$10,115,326

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Total Investments (cost $1,233,211,124)	100.7%	$1,490,755,616
Other Assets and Liabilities	(0.7)%	(10,363,321)

Total Net Assets	100.0%	$1,480,392,295

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $98,755,293, which represented 6.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2015	1,070,278	Birst, Inc. Escrow	$—
11/2014	1,605,750	Coupang LLC Preferred	4,998,894
12/2014	1,556,596	DraftKings, Inc. Preferred	2,280,348
05/2014	1,871,878	Essence Group Holdings Corp. Preferred	2,960,001
11/2015	236,310	ForeScout Technologies, Inc. Preferred	2,804,291
07/2015	50,806	General Assembly Space, Inc. Preferred	2,490,556
08/2014	43,732	Honest Co.	1,183,270
08/2014	102,040	Honest Co. Series C Convertible Preferred	2,760,927
04/2015	41,578	JAND, Inc. Class A	477,536
04/2015	92,843	JAND, Inc. Series D Preferred	1,066,330
08/2015	18,785	Klarna Holding AB	2,060,349
08/2013	1,458,400	Lithium Technology Corp., Escrow Preferred	—
07/2014	287,204	Lookout, Inc. Series F Preferred	3,280,760
04/2015	366,944	MarkLogic Corp. Series F Preferred	4,261,761
03/2015	488,790	Pinterest, Inc. Series G Preferred	3,509,069
12/2014	293,189	Redfin Corp. Series G PIPE Preferred	2,900,554
11/2013	38,805	Tory Burch LLC	3,041,403
06/2014	759,876	Uber Technologies, Inc. Preferred	11,787,994
08/2014	210,735	Veracode, Inc.	—
12/2014	29,318	WeWork Companies, Inc. Class A, REIT	488,179
12/2014	145,709	WeWork Companies, Inc. Class D-1 Preferred	2,426,224
12/2014	114,486	WeWork Companies, Inc. Class D-2 Preferred	1,906,325
01/2015	1,160,072	Zuora, Inc. Series F Preferred	4,407,461

			$61,092,232

At September 30, 2017, the aggregate value of these securities was $98,755,293, which represents 6.7% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $103,762,582, which represented 7.0% of total net assets.
(4)	Investment valued using significant unobservable inputs.

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,820,030	$27,820,030	$—	$—
Banks	30,287,319	30,287,319	—	—
Capital Goods	49,780,876	49,780,876	—	—
Commercial & Professional Services	2,220,740	—	—	2,220,740
Consumer Services	83,909,786	83,909,786	—	—
Diversified Financials	68,875,632	68,875,632	—	—
Energy	20,559,144	20,559,144	—	—
Food, Beverage & Tobacco	26,328,499	26,328,499	—	—
Health Care Equipment & Services	127,485,305	127,485,305	—	—
Materials	44,916,998	44,916,998	—	—
Pharmaceuticals, Biotechnology & Life Sciences	103,199,201	103,199,201	—	—
Real Estate	1,518,966	—	—	1,518,966
Retailing	90,007,666	87,194,771	—	2,812,895
Semiconductors & Semiconductor Equipment	111,613,877	111,613,877	—	—
Software & Services	508,322,099	507,373,267	—	948,832
Technology Hardware & Equipment	59,660,590	59,660,590	—	—
Transportation	32,624,489	32,624,489	—	—
Preferred Stocks	88,137,558	—	—	88,137,558
Convertible Preferred Stocks	3,116,302	—	—	3,116,302
Warrants	255,213	255,213	—	—
Short-Term Investments	10,115,326	10,115,326	—	—

Total	$1,490,755,616	$1,392,000,323	$—	$98,755,293

(1) For the nine-month period ended September 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $6,703,603 were transferred from Level 3 to Level 1 due to the expiration of trading restrictios.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2017:

	Common Stocks	Preferred Stocks	Corporate Bonds	Convertible Preferred Stocks	Total
Beginning balance	$10,774,974	$107,035,352	$705,896	$3,522,420	$122,038,642
Conversions*	-	705,896	(705,896)	-	-
Purchases	-	-	-	-	-
Sales	(2,466,485)	(16,695,403)	-	-	(19,161,888)
Total realized gain/(loss)	(1,901,582)	1,804,983	-	-	(96,599)
Net change in unrealized appreciation/depreciation	2,044,040	1,040,819	-	(406,118)	2,678,741
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(949,514)	(5,754,089)	-	-	(6,703,603)
Ending balance	$7,501,433	$88,137,558	$ -	$3,116,302	$98,755,293

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2017 was $3,559,055.

* Private equity securities participated in an initial public offering and are now trading as preferred stock securities.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.1%
	Automobiles & Components - 1.5%
8,536	Lear Corp.	$1,477,411

	Banks - 4.8%
20,948	Banco Latinoamericano de Comercio Exterior S.A. ADR	616,709
6,223	Berkshire Hills Bancorp, Inc.	241,141
10,856	Essent Group Ltd.*	439,668
79,117	First BanCorp*	405,079
16,500	Flagstar Bancorp, Inc.*	585,420
935	LendingTree, Inc.*	228,561
27,143	MGIC Investment Corp.*	340,102
10,800	NMI Holdings, Inc. Class A*	133,920
19,446	OFG Bancorp	177,931
26,198	Popular, Inc.	941,556
15,485	Radian Group, Inc.	289,415
6,017	Walker & Dunlop, Inc.*	314,869

		4,714,371

	Capital Goods - 8.6%
4,375	Allison Transmission Holdings, Inc.	164,194
2,031	American Railcar Industries, Inc.	78,397
2,641	American Woodmark Corp.*	254,196
3,200	Argan, Inc.	215,200
9,813	Briggs & Stratton Corp.	230,606
4,121	Caesarstone Ltd.*	122,806
8,072	Continental Building Products, Inc.*	209,872
2,198	Graco, Inc.	271,871
9,311	Jacobs Engineering Group, Inc.	542,552
27,439	Meritor, Inc.*	713,688
8,402	Oshkosh Corp.	693,501
11,138	Owens Corning	861,524
1,973	Proto Labs, Inc.*	158,432
7,000	Regal-Beloit Corp.	553,000
17,043	Spirit Aerosystems Holdings, Inc. Class A	1,324,582
6,119	Terex Corp.	275,477
14,557	Toro Co.	903,407
6,238	Trex Co., Inc.*	561,857
11,061	Wabash National Corp.	252,412

		8,387,574

	Commercial & Professional Services - 3.7%
3,035	Barrett Business Services, Inc.	171,569
6,281	Brink’s Co.	529,174
1,002	Dun & Bradstreet Corp.	116,643
16,516	Essendant, Inc.	217,516
9,137	Herman Miller, Inc.	328,018
7,800	Kimball International, Inc. Class B	154,206
2,550	ManpowerGroup, Inc.	300,441
9,279	Quad/Graphics, Inc.	209,798
10,885	Robert Half International, Inc.	547,951
28,308	RPX Corp.*	375,930
3,821	SP Plus Corp.*	150,930
10,070	TriNet Group, Inc.*	338,553
5,482	TrueBlue, Inc.*	123,071

		3,563,800

	Consumer Durables & Apparel - 3.0%
5,097	CSS Industries, Inc.	146,895
58,566	Hovnanian Enterprises, Inc. Class A*	113,032
2,900	iRobot Corp.*	223,474
7,755	Lululemon Athletica, Inc.*	482,749
6,193	Malibu Boats, Inc. Class A*	195,946
17,781	Michael Kors Holdings Ltd.*	850,821
176	NVR, Inc.*	502,480
6,760	Perry Ellis International, Inc.*	159,942

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

4,348	Sturm Ruger & Co., Inc.	$224,792

		2,900,131

	Consumer Services - 5.9%
4,189	Adtalem Global Education, Inc.	150,176
8,500	American Public Education, Inc.*	178,925
201	Buffalo Wild Wings, Inc.*	21,246
4,984	Capella Education Co.	349,627
5,239	Dave & Buster’s Entertainment, Inc.*	274,943
6,384	Domino’s Pizza, Inc.	1,267,543
5,167	Grand Canyon Education, Inc.*	469,267
15,565	H&R Block, Inc.	412,161
24,672	International Speedway Corp. Class A	888,192
9,031	K12, Inc.*	161,113
16,666	Ruth’s Hospitality Group, Inc.	349,153
16,197	Scientific Games Corp. Class A*	742,632
5,599	Sotheby’s*	258,170
4,355	Weight Watchers International, Inc.*	189,660

		5,712,808

	Diversified Financials - 5.4%
14,900	AG Mortgage Investment Trust, Inc. REIT	286,676
28,084	AGNC Investment Corp. REIT	608,861
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	255,876
9,697	ARMOUR Residential, Inc. REIT	260,849
19,554	Chimera Investment Corp. REIT	369,962
16,324	CYS Investments, Inc. REIT	141,039
7,479	Green Dot Corp. Class A*	370,809
15,317	Invesco Mortgage Capital, Inc. REIT	262,380
20,475	MTGE Investment Corp. REIT	397,215
20,600	Navient Corp.	309,412
11,090	Nelnet, Inc. Class A	560,045
9,754	PennyMac Mortgage Investment Trust REIT	169,622
21,726	Redwood Trust, Inc. REIT	353,917
47,300	Two Harbors Investment Corp. REIT	476,784
22,667	Western Asset Mortgage Capital Corp. REIT	237,323
1,938	World Acceptance Corp.*	160,641

		5,221,411

	Energy - 3.9%
109,211	Abraxas Petroleum Corp.*	205,317
7,967	CVR Energy, Inc.	206,345
5,234	Exterran Corp.*	165,447
13,760	HollyFrontier Corp.	494,947
11,629	Laredo Petroleum, Inc.*	150,363
12,591	Murphy Oil Corp.	334,417
2,106	Newfield Exploration Co.*	62,485
13,602	Par Pacific Holdings, Inc.*	282,921
20,138	Renewable Energy Group, Inc.*	244,677
4,361	REX American Resources Corp.*	409,193
22,292	Rowan Cos. plc Class A*	286,452
8,891	Stone Energy Corp.*	258,372
42,955	Transocean Ltd.*	462,196
71,876	W&T Offshore, Inc.*	219,222

		3,782,354

	Food, Beverage & Tobacco - 3.7%
4,544	Fresh Del Monte Produce, Inc.	206,570
7,242	Ingredion, Inc.	873,675
3,006	John B Sanfilippo & Son, Inc.	202,334
1,619	National Beverage Corp.	200,837
24,863	Omega Protein Corp.	413,969
31,200	Pilgrim’s Pride Corp.*	886,392
2,928	Sanderson Farms, Inc.	472,930
6,267	Universal Corp.	359,099

		3,615,806

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Health Care Equipment & Services - 6.5%
2,964	Align Technology, Inc.*	$552,104
4,301	Chemed Corp.	869,017
6,908	Globus Medical, Inc. Class A*	205,306
5,981	HealthEquity, Inc.*	302,519
6,958	IDEXX Laboratories, Inc.*	1,081,899
7,408	Masimo Corp.*	641,237
27,950	OraSure Technologies, Inc.*	628,875
15,254	Triple-S Management Corp. Class B*	361,215
16,500	Veeva Systems, Inc. Class A*	930,765
4,458	WellCare Health Plans, Inc.*	765,617

		6,338,554

	Household & Personal Products - 1.3%
7,282	Medifast, Inc.	432,333
7,134	Nu Skin Enterprises, Inc. Class A	438,598
6,349	Usana Health Sciences, Inc.*	366,337

		1,237,268

	Insurance - 5.9%
19,682	Ambac Financial Group, Inc.*	339,711
6,289	American Equity Investment Life Holding Co.	182,884
20,550	Assured Guaranty Ltd.	775,763
12,600	CNO Financial Group, Inc.	294,084
5,390	Everest Re Group Ltd.	1,231,022
24,796	Greenlight Capital Re Ltd. Class A*	536,833
5,878	Health Insurance Innovations, Inc. Class A*	85,231
27,619	Maiden Holdings Ltd.	219,571
9,690	Reinsurance Group of America, Inc.	1,352,046
28,954	Third Point Reinsurance Ltd.*	451,682
10,847	Universal Insurance Holdings, Inc.	249,481

		5,718,308

	Materials - 3.9%
3,015	Albemarle Corp.	410,975
17,983	Chemours Co.	910,120
25,335	Cleveland-Cliffs, Inc.*	181,145
15,515	Domtar Corp.	673,196
2,922	Ingevity Corp.*	182,537
4,300	Innophos Holdings, Inc.	211,517
9,820	Louisiana-Pacific Corp.*	265,926
8,838	Steel Dynamics, Inc.	304,646
7,881	Stepan Co.	659,324

		3,799,386

	Media - 0.6%
14,783	Gannett Co., Inc.	133,047
11,019	Scholastic Corp.	409,907

		542,954

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
17,064	Akebia Therapeutics, Inc.*	335,649
4,257	BioSpecifics Technologies Corp.*	198,036
13,329	Bruker Corp.	396,538
9,116	Calithera Biosciences, Inc.*	143,577
24,656	Conatus Pharmaceuticals, Inc.*	135,361
25,046	Corcept Therapeutics, Inc.*	483,388
14,417	CytomX Therapeutics, Inc.*	261,957
2,011	Eagle Pharmaceuticals, Inc.*	119,936
32,786	Exelixis, Inc.*	794,405
21,260	ImmunoGen, Inc.*	162,639
13,793	Immunomedics, Inc.*	192,826
33,950	Innoviva, Inc.*	479,374
25,195	MiMedx Group, Inc.*	299,317
15,727	Momenta Pharmaceuticals, Inc.*	290,949
80,573	PDL BioPharma, Inc.*	273,142
29,731	Pieris Pharmaceuticals, Inc.*	171,251
6,814	PRA Health Sciences, Inc.*	519,022

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

7,774	Supernus Pharmaceuticals, Inc.*	$310,960
6,800	United Therapeutics Corp.*	796,892

		6,365,219

	Real Estate - 10.3%
23,595	Ashford Hospitality Trust, Inc. REIT	157,379
55,800	Brandywine Realty Trust REIT	975,942
57,259	Brixmor Property Group, Inc. REIT	1,076,469
9,600	CareTrust, Inc. REIT	182,784
26,053	CBL & Associates Properties, Inc. REIT	218,585
16,280	Chatham Lodging Trust REIT	347,090
5,798	CoreCivic, Inc. REIT	155,213
9,522	Easterly Government Properties, Inc. REIT	196,820
19,704	Forestar Group, Inc.*(1)	338,909
8,809	Government Properties Income Trust REIT	165,345
38,160	Hospitality Properties Trust REIT	1,087,178
6,757	Jernigan Capital, Inc. REIT	138,856
2,301	Jones Lang LaSalle, Inc.	284,174
42,630	Mack-Cali Realty Corp. REIT	1,010,757
31,138	Piedmont Office Realty Trust, Inc. Class A, REIT	627,742
3,167	Potlatch Corp. REIT	161,517
31,400	Ramco-Gershenson Properties Trust REIT	408,514
75,372	Retail Properties of America, Inc. Class A, REIT	989,634
36,070	Select Income REIT	844,759
13,500	Summit Hotel Properties, Inc. REIT	215,865
11,165	Whitestone REIT REIT	145,703
11,600	Xenia Hotels & Resorts, Inc. REIT	244,180

		9,973,415

	Retailing - 3.4%
5,164	Aaron’s, Inc.	225,305
5,207	Big Lots, Inc.	278,939
13,108	Buckle, Inc.	220,870
5,395	Burlington Stores, Inc.*	515,007
2,302	Children’s Place, Inc.	271,981
5,450	Five Below, Inc.*	299,096
16,749	Francescas Holdings Corp.*	123,273
7,888	Michaels Cos., Inc.*	169,355
5,351	Nutrisystem, Inc.	299,121
7,386	PetMed Express, Inc.	244,846
14,200	Select Comfort Corp.*	440,910
4,791	Williams-Sonoma, Inc.	238,879

		3,327,582

	Semiconductors & Semiconductor Equipment - 3.2%
4,128	Advanced Energy Industries, Inc.*	333,377
3,619	Ambarella, Inc.*	177,367
19,800	Amkor Technology, Inc.*	208,890
3,935	Cirrus Logic, Inc.*	209,814
6,998	Nanometrics, Inc.*	201,543
20,330	Photronics, Inc.*	179,921
37,521	Teradyne, Inc.	1,399,158
12,144	Ultra Clean Holdings, Inc.*	371,849

		3,081,919

	Software & Services - 5.8%
8,191	Appfolio, Inc. Class A*	392,758
15,285	Blucora, Inc.*	386,711
9,141	CommerceHub, Inc. Series C*	195,160
19,607	Everi Holdings, Inc.*	148,817
14,165	Evertec, Inc.	224,515
6,310	Hackett Group, Inc.	95,849
13,563	Manhattan Associates, Inc.*	563,814
10,867	MAXIMUS, Inc.	700,922
6,735	New Relic, Inc. PIPE*	335,403
3,038	Paycom Software, Inc.*	227,729
6,524	Progress Software Corp.	249,021

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

1,813	Stamps.com, Inc.*	$367,404
5,600	Sykes Enterprises, Inc.*	163,296
1,442	Synopsys, Inc.*	116,124
9,983	TeleTech Holdings, Inc.	416,790
21,393	Teradata Corp.*	722,870
14,495	Web.com Group, Inc.*	362,375

		5,669,558

	Technology Hardware & Equipment - 5.3%
7,310	Arista Networks, Inc.*	1,386,049
34,899	AVX Corp.	636,209
4,644	Benchmark Electronics, Inc.*	158,593
2,584	CDW Corp.	170,544
3,336	Cognex Corp.	367,894
7,051	Control4 Corp.*	207,722
31,083	Extreme Networks, Inc.*	369,577
10,843	Jabil, Inc.	309,568
12,308	Sanmina Corp.*	457,242
5,344	ScanSource, Inc.*	233,265
1,306	Universal Display Corp.	168,278
24,331	Vishay Intertechnology, Inc.	457,423
1,866	Zebra Technologies Corp. Class A*	202,610

		5,124,974

	Telecommunication Services - 1.4%
1,460	ATN International, Inc.	76,942
23,841	Boingo Wireless, Inc.*	509,482
27,100	Telephone & Data Systems, Inc.	755,819

		1,342,243

	Transportation - 1.5%
2,126	Copa Holdings S.A. Class A	264,751
7,225	Hawaiian Holdings, Inc.*	271,299
15,177	JetBlue Airways Corp.*	281,230
8,637	Knight-Swift Transportation Holdings, Inc.*	358,867
3,054	Old Dominion Freight Line, Inc.	336,276

		1,512,423

	Utilities - 3.0%
9,412	National Fuel Gas Co.	532,813
5,251	Northwest Natural Gas Co.	338,165
12,163	NRG Energy, Inc.	311,251
11,431	OGE Energy Corp.	411,859
15,645	Pinnacle West Capital Corp.	1,322,941

		2,917,029

	Total Common Stocks (cost $78,330,937)	$96,326,498

	Total Long-Term Investments (cost $78,330,937)	$96,326,498

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
364,964	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$364,964

	Total Short-Term Investments (cost $364,964)	$364,964

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Total Investments (cost $78,695,901)	99.5%	$96,691,462
Other Assets and Liabilities	0.5%	493,419

Total Net Assets	100.0%	$97,184,881

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,477,411	$1,477,411	$—	$—
Banks	4,714,371	4,714,371	—	—
Capital Goods	8,387,574	8,387,574	—	—
Commercial & Professional Services	3,563,800	3,563,800	—	—
Consumer Durables & Apparel	2,900,131	2,900,131	—	—
Consumer Services	5,712,808	5,712,808	—	—
Diversified Financials	5,221,411	5,221,411	—	—
Energy	3,782,354	3,782,354	—	—
Food, Beverage & Tobacco	3,615,806	3,615,806	—	—
Health Care Equipment & Services	6,338,554	6,338,554	—	—
Household & Personal Products	1,237,268	1,237,268	—	—
Insurance	5,718,308	5,718,308	—	—
Materials	3,799,386	3,799,386	—	—
Media	542,954	542,954	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,365,219	6,365,219	—	—
Real Estate	9,973,415	9,634,506	—	338,909
Retailing	3,327,582	3,327,582	—	—
Semiconductors & Semiconductor Equipment	3,081,919	3,081,919	—	—
Software & Services	5,669,558	5,669,558	—	—
Technology Hardware & Equipment	5,124,974	5,124,974	—	—
Telecommunication Services	1,342,243	1,342,243	—	—
Transportation	1,512,423	1,512,423	—	—
Utilities	2,917,029	2,917,029	—	—
Short-Term Investments	364,964	364,964	—	—

Total	$96,691,462	$96,352,553	$—	$338,909

(1) For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the nine-month period ended September 30, 2017 is not presented.

Hartford Small Cap Growth HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.1%
	Automobiles & Components - 2.0%
145,959	Cooper Tire & Rubber Co.	$5,458,867
14,391	Cooper-Standard Holdings, Inc.*	1,668,924
5,982	LCI Industries	693,015
193,602	Tenneco, Inc.	11,745,833
60,543	Visteon Corp.*	7,493,407

		27,060,046

	Banks - 3.3%
41,441	Essent Group Ltd.*	1,678,360
103,499	FCB Financial Holdings, Inc. Class A*	4,999,002
146,557	First Busey Corp.	4,596,027
145,266	First Hawaiian, Inc.	4,400,107
123,845	Great Western Bancorp, Inc.	5,112,322
97,754	IBERIABANK Corp.	8,030,491
3,972	LendingTree, Inc.*	970,955
496,226	MGIC Investment Corp.*	6,217,712
317,652	Sterling Bancorp	7,830,122
18,827	Walker & Dunlop, Inc.*	985,217

		44,820,315

	Capital Goods - 9.5%
216,694	AAON, Inc.	7,470,526
26,791	Aerojet Rocketdyne Holdings, Inc.*	937,953
189,395	Altra Industrial Motion Corp.	9,109,900
108,728	American Woodmark Corp.*	10,465,070
18,555	Apogee Enterprises, Inc.	895,464
15,943	Applied Industrial Technologies, Inc.	1,049,049
16,048	Argan, Inc.	1,079,228
136,966	Armstrong World Industries, Inc.*	7,019,508
126,624	AZZ, Inc.	6,166,589
27,161	Caesarstone Ltd.*	809,398
69,872	Continental Building Products, Inc.*	1,816,672
8,806	EMCOR Group, Inc.	610,960
5,188	Encore Wire Corp.	232,293
70,606	Esterline Technologies Corp.*	6,365,131
205,323	Generac Holdings, Inc.*	9,430,485
37,493	Global Brass & Copper Holdings, Inc.	1,267,263
4,716	Greenbrier Cos., Inc.	227,075
85,869	Heico Corp. Class A	6,543,218
11,940	Hyster-Yale Materials Handling, Inc.	912,694
13,654	Insteel Industries, Inc.	356,506
176,527	ITT, Inc.	7,814,850
195,607	JELD-WEN Holding, Inc.*	6,947,961
123,924	Meritor, Inc.*	3,223,263
265,793	Milacron Holdings Corp.*	4,481,270
270,262	Rexnord Corp.*	6,867,358
96,784	SiteOne Landscape Supply, Inc.*	5,623,150
71,679	Teledyne Technologies, Inc.*	11,409,863
41,559	Trex Co., Inc.*	3,743,219
4,219	Universal Forest Products, Inc.	414,137
53,139	Wabash National Corp.	1,212,632
186,924	Welbilt, Inc.*	4,308,598

		128,811,283

	Commercial & Professional Services - 5.1%
192,553	Advanced Disposal Services, Inc.*	4,850,410
103,670	Brink’s Co.	8,734,197
135,238	Deluxe Corp.	9,866,964
128,991	Exponent, Inc.	9,532,435
83,805	GP Strategies Corp.*	2,585,384
74,481	Herman Miller, Inc.	2,673,868
106,120	Huron Consulting Group, Inc.*	3,639,916
6,910	MSA Safety, Inc.	549,414
161,168	On Assignment, Inc.*	8,651,498

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

55,916	Quad/Graphics, Inc.	$1,264,261
85,058	RPX Corp.*	1,129,570
28,184	Steelcase, Inc. Class A	434,034
61,243	TriNet Group, Inc.*	2,058,990
39,237	TrueBlue, Inc.*	880,871
116,911	Viad Corp.	7,119,880
81,167	WageWorks, Inc.*	4,926,837

		68,898,529

	Consumer Durables & Apparel - 4.4%
108,521	Carter’s, Inc.	10,716,449
11,328	Deckers Outdoor Corp.*	774,949
18,601	iRobot Corp.*	1,433,393
30,046	La-Z-Boy, Inc.	808,237
30,732	MDC Holdings, Inc.	1,020,610
26,497	Movado Group, Inc.	741,916
118,586	Oxford Industries, Inc.	7,534,954
256,270	Steven Madden Ltd.*	11,096,491
17,527	Sturm Ruger & Co., Inc.	906,146
197,053	TopBuild Corp.*	12,841,944
403,275	Wolverine World Wide, Inc.	11,634,484

		59,509,573

	Consumer Services - 4.6%
19,500	American Public Education, Inc.*	410,475
376,415	Bloomin’ Brands, Inc.	6,624,904
9,562	Buffalo Wild Wings, Inc.*	1,010,704
27,748	Capella Education Co.	1,946,522
9,752	Cheesecake Factory, Inc.	410,754
35,026	Dave & Buster’s Entertainment, Inc.*	1,838,165
8,578	Domino’s Pizza, Inc.	1,703,162
169,291	Dunkin’ Brands Group, Inc.	8,985,966
27,783	Grand Canyon Education, Inc.*	2,523,252
419,558	La Quinta Holdings, Inc.*	7,342,265
88,827	Marriott Vacations Worldwide Corp.	11,061,626
68,790	Papa John’s International, Inc.	5,026,485
62,826	Scientific Games Corp. Class A*	2,880,572
32,368	Sotheby’s*	1,492,489
5,473	Strayer Education, Inc.	477,629
7,810	Texas Roadhouse, Inc.	383,783
18,277	Weight Watchers International, Inc.*	795,963
238,349	Wingstop, Inc.	7,925,104

		62,839,820

	Diversified Financials - 1.8%
136,164	Evercore, Inc. Class A	10,927,161
191,301	Financial Engines, Inc.	6,647,710
38,938	Green Dot Corp. Class A*	1,930,546
28,613	Moelis & Co. Class A	1,231,789
114,215	OneMain Holdings, Inc.*	3,219,721

		23,956,927

	Energy - 1.2%
40,584	CVR Energy, Inc.	1,051,126
109,934	PDC Energy, Inc.*	5,390,064
288,400	ProPetro Holding Corp.*	4,138,540
20,315	REX American Resources Corp.*	1,906,156
283,900	WildHorse Resource Development Corp.*	3,781,548

		16,267,434

	Food & Staples Retailing - 1.1%
58,770	Casey’s General Stores, Inc.	6,432,377
6,429	Ingles Markets, Inc. Class A	165,225
94,739	PriceSmart, Inc.	8,455,456

		15,053,058

	Food, Beverage & Tobacco - 1.9%
7,123	Bob Evans Farms, Inc.	552,104

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

3,374	Boston Beer Co., Inc. Class A*	$527,019
4,886	Calavo Growers, Inc.	357,655
22,315	Fresh Del Monte Produce, Inc.	1,014,440
455,580	Hostess Brands, Inc.*	6,223,223
20,076	National Beverage Corp.	2,490,428
76,760	Pilgrim’s Pride Corp.*	2,180,751
53,458	Post Holdings, Inc.*	4,718,738
10,255	Sanderson Farms, Inc.	1,656,387
85,431	TreeHouse Foods, Inc.*	5,786,242

		25,506,987

	Health Care Equipment & Services - 9.9%
159,382	Acadia Healthcare Co., Inc.*	7,612,084
156,910	Anika Therapeutics, Inc.*	9,100,780
195,681	AtriCure, Inc.*	4,377,384
12,065	Atrion Corp.	8,107,680
211,003	Cardiovascular Systems, Inc.*	5,939,734
15,575	Chemed Corp.	3,146,929
347,139	Globus Medical, Inc. Class A*	10,316,971
41,808	HealthEquity, Inc.*	2,114,649
59,798	HMS Holdings Corp.*	1,187,588
58,251	ICU Medical, Inc.*	10,825,948
13,275	Inogen, Inc.*	1,262,453
149,948	Integra LifeSciences Holdings Corp.*	7,569,375
41,771	Lantheus Holdings, Inc.*	743,524
15,293	LHC Group, Inc.*	1,084,580
6,544	Magellan Health, Inc.*	564,747
40,719	Masimo Corp.*	3,524,637
134,602	Medidata Solutions, Inc.*	10,507,032
3,549	Molina Healthcare, Inc.*	244,029
332,722	Natus Medical, Inc.*	12,477,075
197,348	Omnicell, Inc.*	10,074,615
58,934	OraSure Technologies, Inc.*	1,326,015
168,942	Orthofix International N.V.*	7,982,510
36,526	Triple-S Management Corp. Class B*	864,936
76,789	U.S. Physical Therapy, Inc.	4,718,684
48,969	WellCare Health Plans, Inc.*	8,409,936

		134,083,895

	Household & Personal Products - 0.2%
23,465	Medifast, Inc.	1,393,117
26,859	Usana Health Sciences, Inc.*	1,549,764

		2,942,881

	Insurance - 1.0%
93,019	Ambac Financial Group, Inc.*	1,605,508
40,419	American Equity Investment Life Holding Co.	1,175,385
47,333	Greenlight Capital Re Ltd. Class A*	1,024,759
23,371	Health Insurance Innovations, Inc. Class A*	338,880
152,465	James River Group Holdings Ltd.	6,324,248
171,652	Maiden Holdings Ltd.	1,364,633
4,823	Primerica, Inc.	393,316
54,135	Universal Insurance Holdings, Inc.	1,245,105

		13,471,834

	Materials - 4.0%
170,605	Boise Cascade Co.*	5,954,114
28,708	Chemours Co.	1,452,912
47,671	Cleveland-Cliffs, Inc.*	340,848
529,183	Graphic Packaging Holding Co.	7,382,103
15,074	Ingevity Corp.*	941,673
13,328	KMG Chemicals, Inc.	731,441
28,118	Koppers Holdings, Inc.*	1,297,646
27,028	Kronos Worldwide, Inc.	617,049
344,052	Louisiana-Pacific Corp.*	9,316,928
538,957	OMNOVA Solutions, Inc.*	5,901,579
261,917	PolyOne Corp.	10,484,537

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

23,260	Stepan Co.	$1,945,932
215,065	Summit Materials, Inc. Class A*	6,888,532
3,750	Trinseo S.A.	251,625
7,877	Worthington Industries, Inc.	362,342

		53,869,261

	Media - 0.0%
17,486	MSG Networks, Inc. Class A*	370,703

	Pharmaceuticals, Biotechnology & Life Sciences - 13.0%
100,549	Aerie Pharmaceuticals, Inc.*	4,886,681
48,779	Agios Pharmaceuticals, Inc.*	3,255,998
28,543	Akebia Therapeutics, Inc.*	561,441
613,883	Amicus Therapeutics, Inc.*	9,257,356
342,340	Aratana Therapeutics, Inc.*	2,098,544
125,400	Arena Pharmaceuticals, Inc.*	3,197,700
76,428	Array BioPharma, Inc.*	940,064
30,132	BioSpecifics Technologies Corp.*	1,401,741
57,294	Bluebird Bio, Inc.*	7,869,331
122,641	Blueprint Medicines Corp.*	8,544,398
254,125	Calithera Biosciences, Inc.*	4,002,469
16,505	Cambrex Corp.*	907,775
260,962	Catalent, Inc.*	10,417,603
168,454	Coherus Biosciences, Inc.*	2,248,861
113,796	Corcept Therapeutics, Inc.*	2,196,263
416,584	Cytokinetics, Inc.*	6,040,468
193,930	Dermira, Inc.*	5,236,110
14,461	Eagle Pharmaceuticals, Inc.*	862,454
19,670	Editas Medicine, Inc.*	472,277
12,256	Emergent Biosolutions, Inc.*	495,755
41,809	Epizyme, Inc.*	796,461
11,154	Esperion Therapeutics, Inc.*	559,038
92,111	Exelixis, Inc.*	2,231,850
42,612	FibroGen, Inc.*	2,292,526
191,951	Five Prime Therapeutics, Inc.*	7,852,715
174,920	Flexion Therapeutics, Inc.*	4,229,566
103,301	GlycoMimetics, Inc.*	1,445,181
104,455	ImmunoGen, Inc.*	799,081
68,720	Immunomedics, Inc.*	960,706
119,031	INC Research Holdings, Inc. Class A*	6,225,321
165,802	Innoviva, Inc.*	2,341,124
283,029	Intersect ENT, Inc.*	8,816,353
118,764	Ionis Pharmaceuticals, Inc.*	6,021,335
97,529	Ironwood Pharmaceuticals, Inc.*	1,538,032
98,984	Jounce Therapeutics, Inc.*	1,542,171
24,500	Kala Pharmaceuticals, Inc.*	559,580
84,496	Loxo Oncology, Inc.*	7,783,771
50,544	Luminex Corp.	1,027,560
159,247	Medicines Co.*	5,898,509
165,591	MiMedx Group, Inc.*	1,967,221
91,217	Momenta Pharmaceuticals, Inc.*	1,687,514
255,281	NanoString Technologies, Inc.*	4,125,341
106,456	Neurocrine Biosciences, Inc.*	6,523,624
254,788	Otonomy, Inc.*	828,061
566,289	PDL BioPharma, Inc.*	1,919,720
169,792	Portola Pharmaceuticals, Inc.*	9,173,862
46,917	PRA Health Sciences, Inc.*	3,573,668
4,512	Puma Biotechnology, Inc.*	540,312
5,408	Sage Therapeutics, Inc.*	336,918
44,430	Sucampo Pharmaceuticals, Inc. Class A*	524,274
65,048	Supernus Pharmaceuticals, Inc.*	2,601,920
27,362	Trevena, Inc.*	69,773
110,852	Ultragenyx Pharmaceutical, Inc.*	5,903,978

		177,590,355

	Real Estate - 2.9%
123,163	CareTrust, Inc. REIT	2,345,023

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

41,503	Coresite Realty Corp. REIT	$4,644,186
156,540	Corporate Office Properties Trust REIT	5,139,208
11,849	Geo Group, Inc. REIT	318,738
236,978	HFF, Inc. Class A REIT	9,374,850
219,994	LaSalle Hotel Properties REIT	6,384,226
46,924	Potlatch Corp. REIT	2,393,124
94,810	RLJ Lodging Trust REIT	2,085,820
419,061	Sunstone Hotel Investors, Inc. REIT	6,734,310
95,108	Washington Prime Group, Inc. REIT	792,250

		40,211,735

	Retailing - 3.4%
15,296	Big Lots, Inc.	819,407
49,037	Buckle, Inc.	826,273
68,615	Burlington Stores, Inc.*	6,549,988
175,773	Caleres, Inc.	5,364,592
8,142	Cato Corp. Class A	107,719
21,300	Children’s Place, Inc.	2,516,595
209,912	Core-Mark Holding Co., Inc.	6,746,572
187,248	Five Below, Inc.*	10,276,170
68,010	Francescas Holdings Corp.*	500,553
229,094	Michaels Cos., Inc.*	4,918,648
23,291	Nutrisystem, Inc.	1,301,967
39,278	PetMed Express, Inc.	1,302,066
72,596	Pier 1 Imports, Inc.	304,177
56,733	Select Comfort Corp.*	1,761,560
27,317	Shutterfly, Inc.*	1,324,328
22,165	Wayfair, Inc. Class A*	1,493,921

		46,114,536

	Semiconductors & Semiconductor Equipment - 4.2%
45,456	Advanced Energy Industries, Inc.*	3,671,027
10,166	Ambarella, Inc.*	498,236
175,114	Amkor Technology, Inc.*	1,847,453
55,626	Axcelis Technologies, Inc.*	1,521,371
40,892	Brooks Automation, Inc.	1,241,481
6,055	Cabot Microelectronics Corp.	483,976
30,467	Cirrus Logic, Inc.*	1,624,500
32,300	Cohu, Inc.	770,032
288,395	Entegris, Inc.*	8,320,196
301,447	Integrated Device Technology, Inc.*	8,012,461
130,953	Kulicke & Soffa Industries, Inc.*	2,824,656
177,142	MACOM Technology Solutions Holdings, Inc.*	7,902,305
208,138	MaxLinear, Inc. Class A*	4,943,277
128,962	MKS Instruments, Inc.	12,180,461
33,763	Ultra Clean Holdings, Inc.*	1,033,823

		56,875,255

	Software & Services - 14.3%
113,735	Aspen Technology, Inc.*	7,143,695
107,852	Blackbaud, Inc.	9,469,406
308,164	Blackhawk Network Holdings, Inc.*	13,497,583
50,645	Blucora, Inc.*	1,281,319
51,922	CACI International, Inc. Class A*	7,235,331
124,574	Cardtronics plc Class A*	2,866,448
367,071	Cloudera, Inc.*	6,100,720
18,538	CommVault Systems, Inc.*	1,127,110
28,235	CSG Systems International, Inc.	1,132,224
133,380	EPAM Systems, Inc.*	11,728,103
84,800	Everi Holdings, Inc.*	643,632
36,665	Evertec, Inc.	581,140
91,735	Exlservice Holdings, Inc.*	5,349,985
54,223	Fair Isaac Corp.	7,618,331
256,576	Five9, Inc.*	6,132,166
155,940	Globant S.A.*	6,248,516
166,766	GrubHub, Inc.*	8,781,898
94,965	Guidewire Software, Inc.*	7,393,975

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

29,859	Hortonworks, Inc.*	$506,110
111,285	HubSpot, Inc.*	9,353,504
96,777	j2 Global, Inc.	7,149,885
75,416	LogMeIn, Inc.	8,299,531
42,490	Manhattan Associates, Inc.*	1,766,309
141,091	MAXIMUS, Inc.	9,100,369
15,282	New Relic, Inc. PIPE*	761,044
100,159	NIC, Inc.	1,717,727
22,647	Paycom Software, Inc.*	1,697,619
133,552	Pegasystems, Inc.	7,699,273
36,098	Progress Software Corp.	1,377,861
14,345	Proofpoint, Inc.*	1,251,171
97,615	PTC, Inc.*	5,493,772
81,680	Q2 Holdings, Inc.*	3,401,972
20,808	RingCentral, Inc. Class A*	868,734
4,893	Science Applications International Corp.	327,097
52,585	Shutterstock, Inc.*	1,750,555
16,123	Stamps.com, Inc.*	3,267,326
63,513	Sykes Enterprises, Inc.*	1,852,039
8,247	Trade Desk, Inc. Class A*	507,273
28,807	Tyler Technologies, Inc.*	5,021,636
26,953	Web.com Group, Inc.*	673,825
79,971	WEX, Inc.*	8,974,346
25,750	Wix.com Ltd.*	1,850,137
183,575	Zendesk, Inc.*	5,343,868

		194,344,565

	Technology Hardware & Equipment - 4.6%
102,681	Acacia Communications, Inc.*	4,836,275
10,682	Applied Optoelectronics, Inc.*	690,805
287,914	Ciena Corp.*	6,325,471
32,179	Control4 Corp.*	947,993
116,870	ePlus, Inc.*	10,804,631
130,476	Extreme Networks, Inc.*	1,551,360
154,438	Fabrinet*	5,723,472
26,817	InterDigital, Inc.	1,977,754
151,812	Itron, Inc.*	11,757,839
49,809	KEMET Corp.*	1,052,464
4,873	Lumentum Holdings, Inc.*	264,848
19,943	Methode Electronics, Inc.	844,586
92,646	Rogers Corp.*	12,347,859
41,751	Sanmina Corp.*	1,551,050
141,133	Vishay Intertechnology, Inc.	2,653,300

		63,329,707

	Telecommunication Services - 0.6%
43,277	IDT Corp. Class B	609,340
353,834	ORBCOMM, Inc.*	3,704,642
504,030	Vonage Holdings Corp.*	4,102,804

		8,416,786

	Transportation - 2.1%
9,076	Allegiant Travel Co.	1,195,309
94,128	Genesee & Wyoming, Inc. Class A*	6,966,413
54,900	Hawaiian Holdings, Inc.*	2,061,495
294,620	Knight-Swift Transportation Holdings, Inc.*	12,241,461
270,268	Marten Transport Ltd.	5,554,008
11,829	Saia, Inc.*	741,087

		28,759,773

	Total Common Stocks (cost $1,034,179,794)	$1,293,105,258

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 4/11/19*(1)(2)	$—

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Total Warrants (cost $—)		$—

Exchange Traded Funds - 3.2%
	Other Investment Pools & Funds - 3.2%
246,851	iShares Russell 2000 Growth ETF		$44,176,455

	Total Exchange Traded Funds (cost $40,834,419)		$44,176,455

	Total Long-Term Investments (cost $1,075,014,213)		$1,337,281,713

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
22,622,792	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$22,622,792

	Total Short-Term Investments (cost $22,622,792)		$22,622,792

	Total Investments (cost $1,097,637,005)	100.0%	$1,359,904,505

	Other Assets and Liabilities	0.0%	241,390

	Total Net Assets	100.0%	$1,360,145,895

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2014	891	Emergent Capital, Inc. Warrants	$—

At September 30, 2017, the aggregate value of this security was $0, which represents 0.0% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,060,046	$27,060,046	$—	$—
Banks	44,820,315	44,820,315	—	—
Capital Goods	128,811,283	128,811,283	—	—
Commercial & Professional Services	68,898,529	68,898,529	—	—
Consumer Durables & Apparel	59,509,573	59,509,573	—	—
Consumer Services	62,839,820	62,839,820	—	—
Diversified Financials	23,956,927	23,956,927	—	—
Energy	16,267,434	16,267,434	—	—
Food & Staples Retailing	15,053,058	15,053,058	—	—
Food, Beverage & Tobacco	25,506,987	25,506,987	—	—
Health Care Equipment & Services	134,083,895	134,083,895	—	—
Household & Personal Products	2,942,881	2,942,881	—	—
Insurance	13,471,834	13,471,834	—	—
Materials	53,869,261	53,869,261	—	—
Media	370,703	370,703	—	—
Pharmaceuticals, Biotechnology & Life Sciences	177,590,355	177,590,355	—	—
Real Estate	40,211,735	40,211,735	—	—
Retailing	46,114,536	46,114,536	—	—
Semiconductors & Semiconductor Equipment	56,875,255	56,875,255	—	—
Software & Services	194,344,565	194,344,565	—	—
Technology Hardware & Equipment	63,329,707	63,329,707	—	—
Telecommunication Services	8,416,786	8,416,786	—	—
Transportation	28,759,773	28,759,773	—	—
Warrants	—	—	—	—
Exchange Traded Funds	44,176,455	44,176,455	—	—
Short-Term Investments	22,622,792	22,622,792	—	—

Total	$1,359,904,505	$1,359,904,505	$—	$—

(1) For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.4%
	Asset-Backed - Automobile - 0.8%
$ 3,350,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	$3,372,940

	Asset-Backed - Finance & Insurance - 4.4%
2,990,000	Ares CLO Ltd. 3 mo. USD LIBOR + 1.190%, 2.49%, 04/17/2026(1)(2)	2,997,926
1,530,000	Cent CLO Ltd. 3 mo. USD LIBOR + 1.120%, 2.43%, 07/23/2025(1)(2)	1,531,512
4,070,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.080%, 2.38%, 04/18/2026(1)(2)	4,081,282
580,000	Green Tree Agency Advance Funding Trust 2.38%, 10/15/2048(1)	577,228
1,700,000	Limerock CLO Ltd. 3 mo. USD LIBOR + 1.300%, 2.60%, 04/18/2026(1)(2)	1,706,485
1,285,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.950%, 3.25%, 04/15/2027(1)(2)	1,285,114
4,720,000	Springleaf Funding Trust 3.16%, 11/15/2024(1)	4,752,969
707,906	Structured Asset Securities Corp. 1 mo. USD LIBOR + 1.500%, 2.74%, 02/25/2033(2)	702,042
784,917	Towd Point Mortgage Trust 2.75%, 04/25/2057(1)(2)(3)	789,124

		18,423,682

	Asset-Backed - Home Equity - 1.5%
800,650	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 1 mo. USD LIBOR + 1.500%, 2.73%, 11/25/2032(2)	796,906
3,606,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,579,230
1,885,000	Viera At Whitemarsh LLC 3.10%, 10/01/2027(4)	1,949,797

		6,325,933

	Commercial Mortgage - Backed Securities - 4.3%
3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,431,294
	FREMF Mortgage Trust
5,845,000	1 mo. LIBOR + 0.320%, 1.56%, 02/25/2020(2)	5,857,565
1,225,000	3.82%, 04/25/2048(1)(2)(3)	1,222,877
2,645,000	3.94%, 06/25/2047(1)(2)(3)	2,701,838
660,000	3.94%, 08/25/2027(1)(2)(3)	661,686
1,665,000	4.17%, 11/25/2044(1)(2)(3)	1,691,636
1,990,000	5.69%, 04/25/2020(1)(2)(3)	2,130,144

		17,697,040

	Whole Loan Collateral CMO - 5.4%
427,644	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)(3)	427,559
739,915	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)(3)	750,522
944,338	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)(3)	941,843
	LSTAR Securities Investment Trust
1,144,574	1 mo. USD LIBOR + 2.000%, 3.24%, 10/01/2021(1)(2)	1,144,615
723,851	1 mo. USD LIBOR + 2.000%, 3.24%, 04/01/2022(1)(2)	723,950
643,173	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)(3)	642,836
	New Residential Mortgage Loan Trust
1,400,248	3.25%, 09/25/2056(1)(2)(3)	1,425,378
1,752,803	3.75%, 03/25/2056(1)(2)(3)	1,798,118
1,171,780	Sequoia Mortgage Trust 1 mo. USD LIBOR + 0.460%, 1.70%, 02/20/2035(2)	1,162,286
1,894,462	Thornburg Mortgage Securities Trust 3.06%, 04/25/2045(2)(3)	1,898,725

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Towd Point Mortgage Trust
$ 1,676,242	2.75%, 04/25/2055(1)(2)(3)	$1,684,717
82,166	2.75%, 05/25/2055(1)(2)(3)	82,603
494,237	2.75%, 08/25/2055(1)(2)(3)	496,428
1,999,370	3.00%, 03/25/2054(1)(2)(3)	2,017,358
2,399,000	3.75%, 04/25/2055(1)(2)(3)	2,462,594
	WaMu Mortgage Pass-Through Certificates Trust
1,642,268	2.73%, 03/25/2033(2)(3)	1,649,994
1,692,126	3.16%, 10/25/2035(2)(3)	1,701,220
1,275,366	Wells Fargo Mortgage Backed Securities Trust 3.39%, 09/25/2033(2)(3)	1,300,744

		22,311,490

	Total Asset & Commercial Mortgage Backed Securities (cost $67,570,341)	$68,131,085

U.S. Government Agencies - 78.0%
	FHLMC - 44.2%
$ 68,450,000	1.38%, 05/01/2020	$68,076,263
8,330,731	1.57%, 01/25/2022	8,254,386
4,031,786	1 mo. USD LIBOR + 0.380%, 1.61%, 04/25/2020(2)	4,035,337
1,060,814	1 mo. USD LIBOR + 1.120%, 2.44%, 08/25/2029(2)	1,069,510
1,085,014	2.50%, 12/15/2026(5)	58,862
1,009,177	2.50%, 03/15/2028(5)	83,125
709,038	2.50%, 05/15/2028(5)	59,215
1,297,032	3.00%, 04/15/2028(5)	122,478
1,038,582	3.00%, 05/15/2032(5)	87,594
715,642	3.00%, 03/15/2033(5)	87,812
4,456,477	3.00%, 11/01/2036	4,541,378
2,023,017	3.00%, 06/15/2041	2,067,496
4,651,225	3.00%, 07/15/2041	4,754,058
162,601	3.00%, 09/01/2045	163,583
4,056,771	3.00%, 05/15/2046	4,106,966
6,900,000	3.00%, 10/01/2047(4)(6)	6,925,066
5,400,000	3.19%, 07/25/2027	5,584,675
6,205,000	3.50%, 11/15/2025	6,533,135
1,293,353	3.50%, 06/15/2026(5)	98,454
435,758	3.50%, 09/15/2026(5)	42,595
775,005	3.50%, 03/15/2027(5)	73,892
2,347,051	3.50%, 01/15/2028(5)	233,286
435,907	4.00%, 07/15/2027(5)	47,428
1,312,488	4.00%, 03/15/2028(5)	127,290
684,545	4.00%, 06/15/2028(5)	76,170
281,612	4.00%, 06/01/2044	296,606
11,400,000	4.00%, 10/01/2047(4)(6)	12,002,953
19,218	4.50%, 12/01/2018	19,648
2,623,049	4.50%, 02/15/2027(5)	298,132
2,720,799	4.50%, 05/15/2034	2,858,431
30,625,000	4.50%, 10/01/2047(4)(6)	32,834,386
938,996	5.00%, 09/15/2033(5)	196,378
7,800,000	5.00%, 10/01/2047(4)(6)	8,476,069
5,276	5.50%, 06/01/2034	5,900
39,799	5.50%, 10/01/2035	44,528
62,443	5.50%, 04/01/2037	69,574
832,828	5.50%, 12/01/2037	927,197
306,625	5.50%, 04/01/2038	340,798
19,726	5.50%, 05/01/2038	21,985
1,555,118	5.50%, 08/01/2038	1,732,308
3,072	5.50%, 12/01/2039	3,422
39,759	6.00%, 10/01/2021	44,727
53,920	6.00%, 10/01/2022	60,656
78,402	6.00%, 01/01/2028	88,316
21,433	6.00%, 04/15/2028	24,229
46,770	6.00%, 05/15/2028(7)	51,908
52,656	6.00%, 11/15/2028	58,271
95,795	6.00%, 12/15/2028	105,836
215,397	6.00%, 01/15/2029	242,748

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 48,122	6.00%, 02/15/2029	$53,336
55,847	6.00%, 03/15/2029	63,130
35,224	6.00%, 05/15/2029	38,971
8,436	6.00%, 06/15/2029	9,296
2,376	6.00%, 03/15/2031	2,706
96,789	6.00%, 04/15/2031	109,635
43,020	6.00%, 10/15/2031	48,341
55,969	6.00%, 12/01/2031	63,837
355,794	6.00%, 12/15/2031(7)	405,057
436,698	6.00%, 12/15/2031	496,392
16,695	6.00%, 05/15/2032	18,872
986,888	6.00%, 06/15/2032	1,115,831
813,674	6.00%, 09/15/2032	913,065
73,343	6.00%, 10/15/2032	84,522
584	6.00%, 11/01/2032	666
53,444	6.00%, 11/15/2032	59,846
15,340	6.00%, 04/01/2033	17,257
18,810	6.00%, 09/01/2034	21,408
6,720	6.50%, 04/01/2028	7,461
315,070	6.50%, 08/15/2028	352,036
757,870	6.50%, 05/15/2032	861,963
109,376	6.50%, 08/01/2032	122,908
245,514	6.50%, 09/01/2032	279,574
25,508	7.00%, 10/01/2026	26,353
3,990	7.00%, 03/01/2027	4,358
1,917	7.00%, 12/01/2027	1,922
1,117	7.00%, 02/01/2029	1,275
691	7.00%, 05/01/2029	786
1,612	7.00%, 09/01/2029	1,776
576	7.00%, 02/01/2031	661
87,815	7.00%, 04/01/2032	101,691
59,780	7.00%, 05/01/2032	61,165
62,499	7.00%, 06/01/2032	72,392
93,424	7.00%, 11/01/2032	103,156
3,041	7.50%, 05/01/2024	3,324
503	7.50%, 06/01/2024	505
1,172	7.50%, 06/01/2025	1,268
5,103	8.00%, 08/01/2024	5,249
4,977	8.00%, 09/01/2024	5,137
7,165	8.00%, 10/01/2024	7,420
293	10.00%, 11/01/2020	294

		183,659,902

	FNMA - 29.7%
$ 2,472,934	1 mo. USD LIBOR + 0.490%, 1.78%, 04/25/2024(2)	$2,475,850
3,468,716	1.85%, 08/25/2044(2)(3)(5)	170,577
2,668,292	1.86%, 06/25/2055(2)(3)(5)	144,277
6,400,000	1.97%, 11/01/2023	6,252,245
1,584,257	2.00%, 09/25/2039	1,541,291
689,366	2.05%, 11/01/2023	677,112
3,417,940	2.22%, 10/01/2022	3,411,906
2,300,000	2.23%, 11/01/2023	2,278,591
6,081,519	2.25%, 10/01/2022	6,079,301
3,442,964	2.31%, 10/01/2022	3,457,102
200,000	2.45%, 11/01/2022	202,569
26,599	2.50%, 01/01/2043	25,873
275,895	2.54%, 03/01/2023	279,860
1,960,926	2.56%, 01/01/2019(8)	1,975,888
2,500,000	2.68%, 05/01/2025	2,515,923
98,225	2.74%, 04/01/2022	100,451
89,853	2.83%, 06/01/2022	92,253
2,026,610	2.85%, 06/01/2027	2,036,229
248,953	2.94%, 06/01/2022	256,299
3,880,666	2.97%, 06/01/2027	3,916,879
1,831,790	3.00%, 02/25/2027(5)	150,832
2,009,328	3.00%, 07/25/2027(5)	174,440

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 720,885	3.00%, 09/25/2027(5)	$69,630
1,616,214	3.00%, 02/25/2028(5)	146,883
2,969,935	3.00%, 01/01/2030	3,057,876
76,324	3.00%, 12/01/2030	78,473
12,300,000	3.00%, 10/01/2032(4)(6)	12,638,250
1,701,798	3.00%, 06/25/2043	1,745,287
182,557	3.02%, 04/01/2022	186,839
515,000	3.07%, 06/01/2027	525,201
7,531,624	3.11%, 10/01/2021	7,783,231
586,238	3.25%, 12/01/2021	609,164
437,141	3.26%, 01/01/2022	453,470
264,251	3.41%, 11/01/2020	273,855
222,208	3.50%, 11/01/2020	231,355
4,543,861	3.50%, 04/25/2027(5)	450,935
792,675	3.50%, 05/25/2027(5)	83,896
1,298,216	3.50%, 10/25/2027(5)	138,228
397,334	3.50%, 08/25/2030(5)	44,116
928,857	3.50%, 02/25/2031(5)	83,533
738,566	3.50%, 09/25/2035(5)	124,002
12,961,522	3.50%, 04/25/2044	13,457,216
1,827,991	3.50%, 02/01/2045	1,885,848
3,840,888	3.50%, 01/01/2046	3,962,455
563,845	3.50%, 10/25/2046(5)	125,047
493,375	3.51%, 11/01/2021	516,859
1,035,050	3.59%, 09/01/2030	1,091,019
1,765,412	3.65%, 11/01/2021	1,858,849
84,872	3.65%, 08/01/2023	89,990
6,056,072	3.73%, 06/01/2018	6,092,470
1,223,225	3.73%, 07/01/2022	1,288,500
1,029,974	3.75%, 09/01/2023	1,097,764
94,408	3.81%, 11/01/2023	100,840
190,568	3.83%, 07/01/2021	201,518
285,508	3.85%, 01/01/2024	305,966
379,405	3.87%, 01/01/2024	406,956
385,601	3.89%, 10/01/2023	411,146
2,700,000	3.98%, 07/01/2021	2,864,820
178,843	3.99%, 07/01/2021	189,831
1,338,149	4.00%, 05/25/2027(5)	132,847
1,692,046	4.00%, 11/01/2044	1,783,493
542,215	4.01%, 08/01/2021	576,595
1,555,021	4.50%, 10/01/2040	1,679,516
710,148	4.50%, 10/01/2041	768,582
2,004,154	4.50%, 01/01/2043	2,169,456
612,588	4.50%, 09/01/2043	661,233
1,977,240	4.50%, 08/01/2044	2,137,416
19,619	5.00%, 08/01/2018	20,072
52,950	5.00%, 10/01/2018	54,173
148,736	5.00%, 06/01/2025	158,310
267,191	5.24%, 07/01/2019	280,280
389,995	5.46%, 05/25/2042(2)(3)(5)	43,543
32	5.50%, 10/01/2017	32
497	5.50%, 12/01/2017	497
10,334	5.50%, 04/01/2018	10,367
10,818	5.50%, 06/01/2018	10,843
1,364	5.50%, 07/01/2018	1,372
413,905	5.50%, 08/01/2019	424,051
234,283	6.00%, 10/01/2023	263,524
32,238	6.00%, 10/25/2028	36,275
11,783	6.00%, 11/25/2028	13,121
43,790	6.00%, 04/25/2029	48,448
800	6.00%, 05/01/2029	909
38,634	6.00%, 05/25/2029	42,889
29,705	6.00%, 06/25/2029	33,441
71,797	6.00%, 07/25/2029	79,887
362,349	6.00%, 05/25/2031(7)	409,982
120,194	6.00%, 09/25/2031	136,251

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 28,609	6.00%, 11/25/2031	$32,235
514,061	6.00%, 12/25/2031	573,087
233,918	6.00%, 01/01/2032	265,253
251	6.00%, 04/01/2032	282
393	6.00%, 05/01/2032	448
1,874	6.00%, 09/25/2032	2,082
93,942	6.00%, 11/01/2032	105,667
46,482	6.00%, 02/01/2033	52,933
257,962	6.00%, 03/01/2033	294,232
853,692	6.00%, 05/01/2033	972,483
8,082	6.00%, 08/01/2034	9,091
169,772	6.00%, 01/01/2035	193,455
2,646,604	6.00%, 02/01/2037	2,995,283
32	6.50%, 04/01/2024	35
205	6.50%, 04/01/2027	227
15,693	6.50%, 04/01/2028	17,390
127	6.50%, 05/01/2028	141
8,110	6.50%, 10/01/2028	9,105
135,736	6.50%, 11/01/2028	151,479
78,382	6.50%, 12/01/2028	88,932
373,545	6.50%, 06/25/2029(7)	404,050
233,361	6.50%, 08/01/2029	265,418
891	6.50%, 11/01/2030	987
5,217	6.50%, 05/01/2031	5,983
192,743	6.50%, 10/25/2031	218,751
1,196,093	6.50%, 08/01/2032	1,357,910
54,085	6.50%, 09/01/2032	59,933
217	7.00%, 11/01/2031	221
331	7.00%, 12/01/2031	339
251,455	7.00%, 02/01/2032	287,852
6,895	7.50%, 06/01/2023	7,440
1,882	8.00%, 10/01/2029	2,147
98	8.00%, 03/01/2030	100
6,772	8.00%, 04/01/2030	8,079
24	8.00%, 06/01/2030	24
16,370	8.00%, 10/01/2030	19,599
26,852	8.00%, 12/01/2030	30,363
152	9.00%, 08/01/2020	160
16,508	9.00%, 09/01/2021	16,616

		123,314,283

	GNMA - 3.4%
$ 2,565,682	2.50%, 12/16/2039	$2,583,568
900,203	3.00%, 09/20/2028(5)	85,858
467,123	3.00%, 02/16/2043(5)	80,557
382,678	3.50%, 02/16/2027(5)	37,251
939,858	3.50%, 03/20/2027(5)	97,812
799,701	3.50%, 07/20/2040	90,224
1,159,739	3.50%, 02/20/2041(5)	165,129
1,945,469	3.50%, 04/20/2042(5)	271,813
2,780,939	3.50%, 10/20/2042(5)	573,377
221,847	3.50%, 05/20/2043(5)	41,372
1,787,349	3.50%, 07/20/2043(5)	267,789
298,368	4.00%, 12/16/2026(5)	32,620
4,039,165	4.00%, 05/20/2029(5)	446,653
527,239	4.00%, 03/20/2043(5)	122,638
264,081	4.00%, 01/20/2044(5)	56,587
1,362,335	4.00%, 03/20/2047(5)	265,852
2,580,117	4.00%, 07/20/2047(5)	526,691
767,240	4.50%, 04/20/2045(5)	180,206
882,061	5.00%, 01/20/2034	963,520
2,259,540	5.00%, 02/16/2040(5)	518,809
661,818	5.00%, 05/20/2040(5)	148,676
551,076	5.00%, 01/16/2047(5)	141,014
1,095,293	5.50%, 09/20/2033	1,219,498
1,707,620	5.50%, 03/20/2039(5)	387,186

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,709,134	5.50%, 02/16/2047(5)	$417,236
1,030,521	5.50%, 02/20/2047(5)	213,717
476,702	6.00%, 01/15/2033	541,949
343,168	6.00%, 02/15/2033	390,802
1,490,148	6.00%, 09/20/2040(5)	353,895
1,490,082	6.00%, 02/20/2046(5)	373,022
40,272	6.50%, 12/15/2028	46,281
31,488	6.50%, 05/15/2029	36,233
470,421	6.50%, 05/16/2031	529,646
29,407	6.50%, 09/15/2031	32,454
236,666	6.50%, 10/15/2031	261,188
244,474	6.50%, 11/15/2031	270,620
278,497	6.50%, 01/15/2032	309,576
11,187	7.00%, 06/20/2030	12,042
16,202	7.00%, 05/15/2032	19,406
46,003	7.00%, 07/15/2032	50,825
106,821	7.00%, 09/15/2032	113,036
627,974	7.00%, 10/15/2032	711,103
1,424	7.50%, 04/15/2022	1,429
3,433	7.50%, 01/15/2023	3,444
700	7.50%, 05/15/2023	741
5,261	7.50%, 06/15/2023	5,620
1,376	7.50%, 07/15/2023	1,381
14,774	7.50%, 08/15/2023	14,927
6,304	7.50%, 09/15/2023	6,324
9,611	7.50%, 10/15/2023	9,951
14,678	7.50%, 11/15/2023	15,396
4,114	7.50%, 12/15/2023	4,126
8,531	7.50%, 02/15/2024	8,796
162	7.50%, 05/15/2024	175
63,303	7.50%, 07/15/2027	69,454
38,640	7.50%, 04/20/2030	45,207
51	8.50%, 09/15/2019	51
8,860	8.50%, 09/15/2024	9,764
1,078	8.50%, 06/15/2029	1,126
95	8.50%, 09/15/2029	96
3,732	8.50%, 10/15/2029	3,835
2,498	8.50%, 01/15/2030	2,818
8,327	8.50%, 02/15/2030	8,414
905	8.50%, 03/15/2030	963

		14,201,769

	SLM Student Loan Trust - 0.7%
$ 2,918,539	3 mo. USD LIBOR + 1.500%, 2.81%, 04/25/2023(2)	$2,987,127

	Total U.S. Government Agencies (cost $323,110,753)	$324,163,081

U.S. Government Securities - 21.5%
	Other Direct Federal Obligations - 1.2%
	FHLB - 1.2%
4,825,000	1.88%, 08/01/2019	4,849,347

	U.S. Treasury Securities - 20.3%
	U.S. Treasury Notes - 20.3%
15,669,183	0.13%, 01/15/2023(9)	15,629,677
15,055,000	1.88%, 02/28/2022	15,059,705
15,850,000	2.25%, 11/15/2025	15,849,381
1,900,000	2.38%, 05/15/2027	1,907,867
34,550,000	2.75%, 11/15/2023	35,910,406

		84,357,036

	Total U.S. Government Securities (cost $89,041,768)	$89,206,383

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Total Long-Term Investments (cost $479,722,862)		$481,500,549

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
7,020,027	Fidelity Institutional Government Fund, Institutional Class		$7,020,027

	Total Short-Term Investments (cost $7,020,027)		$7,020,027

	Total Investments (cost $486,742,889)	117.6%	$488,520,576
	Other Assets and Liabilities	(17.6)%	(73,118,081)

	Total Net Assets	100.0%	$415,402,495

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $51,111,806, which represented 12.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2017.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $75,016,040 at September 30, 2017.
(5)	Securities disclosed are interest-only strips.
(6)	Represents or includes a TBA transaction.
(7)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at September 30, 2017
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. 10-Year Ultra Future	14	12/19/2017	1,400,000	$(31,525)
U.S. Treasury 10-Year Note Future	48	12/19/2017	4,800,000	(16,446)
U.S. Treasury 2-Year Note Future	158	12/29/2017	31,600,000	(84,366)
U.S. Treasury 5-Year Note Future	675	12/29/2017	67,500,000	(563,018)

Total				$(695,355)

Short position contracts:
U.S. Treasury Long Bond Future	1	12/19/2017	100,000	$2,475

Total futures contracts				$(692,880)

TBA Sale Commitments Outstanding at September 30, 2017
Description	Principal Amount	Maturity Date	Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$2,900,000	10/01/2047	$(3,196,060)	$1,190
FNMA, 3.00%	8,775,000	10/01/2047	(8,803,793)	69,176
FNMA, 3.50%	14,000,000	10/01/2047	(14,432,578)	79,297
FNMA, 4.50%	37,475,000	10/01/2047	(40,227,070)	39,843

Total (proceeds $66,849,007)			$(66,659,501)	$189,506

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

At September 30, 2017, the aggregate market value of TBA Sale Commitments represents (16.0)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2017

Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.14% Fixed	USD 6,715,000	05/15/24	Semi-Annual	$—	$—	$(15,004)	$(15,004)
3M USD LIBOR	2.20% Fixed	USD 6,685,000	05/15/24	Semi-Annual	—	—	(39,988)	(39,988)
3M USD LIBOR	2.20% Fixed	USD 6,705,000	05/15/24	Semi-Annual	—	—	(40,107)	(40,107)

Total					$—	$—	$(95,099)	$(95,099)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviation:
GSC	Goldman Sachs & Co.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$68,131,085	$—	$68,131,085	$—
U.S. Government Agencies	324,163,081	—	324,163,081	—
U.S. Government Securities	89,206,383	—	89,206,383	—
Short-Term Investments	7,020,027	7,020,027	—	—
Futures Contracts(2)	2,475	2,475	—	—

Total	$488,523,051	$7,022,502	$481,500,549	$—

Liabilities
Futures Contracts(2)	$(695,355)	$(695,355)	$—	$—
Swaps - Interest Rate(2)	(95,099)	—	(95,099)	—
TBA Sale Commitments	(66,659,501)	—	(66,659,501)	—

Total	$(67,449,955)	$(695,355)	$(66,754,600)	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,285,000 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the counter (“OTC”) options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date:	November 29, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 29, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date:	November 29, 2017	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller